Property, Plant and Equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - NZD ($) $ in Thousands	Jul. 31, 2020	Jan. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment	$ 2,086	$ 3,037	$ 4,191
Leasehold Improvements [Member]
Statement Line Items [Line Items]
Property, plant and equipment	850	1,766	2,665
Leasehold Improvements [Member] | At Cost [Member]
Statement Line Items [Line Items]
Property, plant and equipment	9,045	11,456
Leasehold Improvements [Member] | Accumulated Amortisation and Impairment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	(8,195)	(9,690)
Plant, Furniture, Fittings and Motor Vehicles [Member]
Statement Line Items [Line Items]
Property, plant and equipment	1,236	1,271	$ 1,526
Plant, Furniture, Fittings and Motor Vehicles [Member] | At Cost [Member]
Statement Line Items [Line Items]
Property, plant and equipment	24,960	24,850
Plant, Furniture, Fittings and Motor Vehicles [Member] | Accumulated Amortisation and Impairment [Member]
Statement Line Items [Line Items]
Property, plant and equipment	$ (23,724)	$ (23,579)